UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	5/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Research Growth Fund Inc.

May 31, 2013 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Automobiles & Components--1.2%
Delphi Automotive	264,080		12,889,745
Capital Goods--8.2%
Cummins	147,700		17,669,351
Danaher	272,160		16,824,931
Eaton	283,730		18,743,204
Fluor	232,560		14,700,118
Precision Castparts	93,900		20,087,088
			88,024,692
Consumer Durables & Apparel--4.1%
Michael Kors Holdings	138,750	a	8,716,275
NIKE, Cl. B	174,810		10,778,785
PVH	100,740		11,604,241
Under Armour, Cl. A	204,220	a,b	12,661,640
			43,760,941
Consumer Services--2.7%
Las Vegas Sands	229,070		13,263,153
Starbucks	252,180		15,904,993
			29,168,146
Diversified Financials--3.8%
Discover Financial Services	175,950		8,341,789
IntercontinentalExchange	56,930	a	9,746,985
Moody's	157,490		10,463,636
T. Rowe Price Group	159,570		12,104,980
			40,657,390
Energy--4.2%
EOG Resources	111,180		14,353,338
National Oilwell Varco	143,910		10,116,873
Schlumberger	284,750		20,795,292
			45,265,503
Food & Staples Retailing--4.5%
CVS Caremark	199,340		11,477,997
Wal-Mart Stores	271,110		20,289,872
Whole Foods Market	322,920		16,746,631
			48,514,500
Food, Beverage & Tobacco--8.8%
Coca-Cola Enterprises	389,860		14,487,198
Kraft Foods Group	174,610		9,626,249
Mondelez International, Cl. A	341,950		10,073,847
PepsiCo	392,300		31,686,071
Philip Morris International	321,000		29,182,110
			95,055,475
Health Care Equipment & Services--1.5%
McKesson	142,530		16,228,466
Materials--3.2%

Eastman Chemical	147,370		10,569,376
Martin Marietta Materials	75,390	b	8,219,772
Monsanto	161,530		16,256,379
			35,045,527
Media--2.6%
News Corp., Cl. A	393,930		12,649,092
Viacom, Cl. B	232,660		15,329,967
			27,979,059
Pharmaceuticals, Biotech & Life Sciences--13.7%
Alexion Pharmaceuticals	126,150	a	12,304,671
Allergan	100,910		10,039,536
Amgen	143,020		14,377,801
Biogen Idec	71,970	a	17,092,155
Bristol-Myers Squibb	380,170		17,491,622
Celgene	123,840	a	15,312,816
Eli Lilly & Co.	183,100		9,733,596
Gilead Sciences	403,140	a	21,963,067
Illumina	95,340	a,b	6,704,309
Onyx Pharmaceuticals	92,170	a	8,797,626
Perrigo	52,480		6,082,957
Vertex Pharmaceuticals	88,660	a	7,120,285
			147,020,441
Retailing--7.5%
Amazon.com	62,870	a	16,913,916
Dollar General	130,960	a	6,914,688
Home Depot	295,290		23,227,511
Nordstrom	123,020		7,236,036
priceline.com	19,760	a	15,885,657
Urban Outfitters	241,650	a	10,132,384
			80,310,192
Semiconductors & Semiconductor Equipment--5.4%
Analog Devices	313,290		14,389,410
Broadcom, Cl. A	326,820		11,736,106
Texas Instruments	534,840		19,195,408
Xilinx	306,440		12,456,786
			57,777,710
Software & Services--18.7%
Adobe Systems	227,070	a	9,743,574
Citrix Systems	117,220	a	7,543,107
Facebook, Cl. A	458,380		11,161,553
Google, Cl. A	46,450	a	40,430,544
International Business Machines	199,190		41,435,504
Intuit	179,660		10,499,330
LinkedIn, Cl. A	62,040	a	10,393,561
MasterCard, Cl. A	42,240		24,087,360
Oracle	644,930		21,772,837
Paychex	244,150	b	9,089,704
salesforce.com	343,920	a	14,558,134
			200,715,208
Technology Hardware & Equipment--4.8%
EMC	786,660		19,477,702
Juniper Networks	706,030	a	12,517,912

QUALCOMM	302,110	19,177,943
		51,173,557
Transportation--3.4%
FedEx	132,900	12,803,586
Union Pacific	153,180	23,684,692
		36,488,278
Total Common Stocks
(cost $827,491,304)		1,056,074,830

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,854,129)	17,854,129 [c]	17,854,129

Investment of Cash Collateral for
Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,515,746)	20,515,746 [c]	20,515,746

Total Investments (cost $865,861,179)	101.9%	1,094,444,705
Liabilities, Less Cash and Receivables	(1.9%)	(20,261,939)
Net Assets	100.0%	1,074,182,766

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $22,850,352 and the value of the collateral held by the fund was $23,650,255, consisting of cash collateral of 20,515,746 and U.S. Government &
Agency securities valued at $3,134,509.
c Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $228,583,526 of which $236,990,587 related to appreciated investment securities and $8,407,061 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.7
Pharmaceuticals, Biotech & Life Sciences	13.7
Food, Beverage & Tobacco	8.8
Capital Goods	8.2
Retailing	7.5
Semiconductors & Semiconductor Equipment	5.4
Technology Hardware & Equipment	4.8
Food & Staples Retailing	4.5
Energy	4.2
Consumer Durables & Apparel	4.1
Diversified Financials	3.8
Money Market Investments	3.6
Transportation	3.4

Materials	3.2
Consumer Services	2.7
Media	2.6
Health Care Equipment & Services	1.5
Automobiles & Components	1.2
101.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,047,358,555	-	-	1,047,358,555
Equity Securities - Foreign Common Stocks+	8,716,275	-	-	8,716,275
Mutual Funds	38,369,875	-	-	38,369,875

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2013

By: /s/James Windels
James Windels Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)